SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule Of Amounts Receivable
Trade accounts receivable	$ 981,369	$ 610,443
Sales tax receivable	29,000	39,169
Trade and other receivables	1,010,369	649,612
Current portion	854,169	649,612
Long term portion	$ 156,200